Finance debt - Summary of weighted average interest rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 46,944	$ 61,176
Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	28,839	36,079
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	18,105	25,097
US dollar
Disclosure of detailed information about borrowings [line items]
Total borrowings	46,756	60,965
US dollar | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	28,651	35,891
US dollar | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 18,105	$ 25,074
US dollar | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	3.00%	3.00%
Weighted average time for which rate is fixed Years	14 years	12 years
US dollar | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	2.00%
Other currencies
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 188	$ 211
Other currencies | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	188	188
Other currencies | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 0	$ 23
Other currencies | Weighted average | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	6.00%	6.00%
Weighted average time for which rate is fixed Years	8 years	9 years
Other currencies | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	0.00%	1.00%